Revenues - Schedule of Major Products/Services Lines (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Major Products/Services Lines [Line Items]
Total products/services	¥ 205,481,904	¥ 179,586,066	¥ 205,179,442
Revenues from collaborative arrangement		1,867,042	8,244,967
Private Label Products [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	130,430,099	121,656,429	80,108,791
Ready to Heat (“RTH”) [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	4,758,751	16,381,564	56,786,910
Ready To Eat (“Rte”) & Plant Base [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	58,623,131	34,115,276	39,643,744
Ready To Cook (“Rtc”) [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	10,783,121	2,545,547	856,254
Fresh Products [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services		1,721,577	13,994,269
Product Revenues [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	204,595,102	176,420,393	191,389,968
Advertising Service [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	886,802	870,580	3,413,183
Experience Stores [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services		428,051	2,131,324
Service Revenues [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	¥ 886,802	¥ 1,298,631	¥ 5,544,507